Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                        Supplement, dated March 31, 2003
                                     to the
                    Prospectus dated October 14, 2002 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)


This supplement amends the October 14, 2002 prospectus for The Allstate Advisor variable annuity contracts ("Contracts"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Appendix D, page 64: Replace Appendix D with the following:

Appendix D
Withdrawal Adjustment Example - Income Benefits*

Issue Date: January 1, 2002 Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                  Income Benefit Amount
                                                          -----------------------------------------------------
                                                                                        5%
                                                                                    Roll-Up Value
                                                                                ------------------------
                           Beginning                 Contract      Maximum
         Type of           Contract   Transaction   Value After  Anniversary      Advisor and
Date     Occurrence        Value        Amount       Occurrence    Value         Preferred        Plus
1/1/03 Contract Anniversary$55,000         -          $55,000     $55,000         $52,500        $54,600
7/1/03 Partial Withdrawal  $60,000      $15,000       $45,000     $41,250         $40,176        $41,859

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                                                        Advisor and
Maximum Anniversary Value Income Benefit                                               Preferred                 Plus
Partial Withdrawal Amount                                               (a)             $15,000                 $15,000
Contract Value Immediately Prior to Partial Withdrawal                  (b)             $60,000                 $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal  (c)             $55,000                 $55,000
Withdrawal Adjustment                                             [(a)/(b)]*(c )        $13,750                 $13,750
Adjusted Income Benefit                                                                 $41,250                 $41,250

5% Roll-Up Value Income Benefit
Total Partial Withdrawal Amount                                         (a)              $15,000                $15,000
STEP 1 - Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal                  (b)              $60,000                $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on $52,500 and $54,600, respectively)(c)             $53,786                $55,937
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/03)     (d)              $2,625                 $2,730
Dollar for Dollar Withdrawal Adjustment (discounted for a half   (e) = (d) * 1.05 ^ -0.5  $2,562                 $2,664
year's worth of interest)
Contract Value After Step 1                                         (b') = (b) - (d)     $57,375                $57,270
Adjusted Income Benefit After Step 1                                (c') = (c) - (e)     $51,224                $53,273
STEP 2 - Proportional Portion
Partial Withdrawal Amount                                           (a') = (a) - (d)     $12,375                $12,270
Proportional Adjustment                                            (a') / (b') * (c')    $11,048                $11,414
Contract Value After Step 2                                          (b') - (a')         $45,000                $45,000
Adjusted Income Benefit After Step 2                                                     $40,176                $41,859

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.



Appendix E, page 65: Replace Appendix E with the following:


Appendix E
Withdrawal Adjustment Example - Death Benefits*

Issue Date: January 1, 2002 Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                                     Death Benefit Amount

                                                                                                 Purchase       Enhanced
                                                                                               Payment Value  Beneficiary Value
                                                                                             --------------------------------------

                             Beginning                   Contract                             Maximum
               Type of       Contract    Transaction   Value After  Advisor and            Anniversary   Advisor and
 Date       Occurrence        Value       Amount       Occurrence     Preferred     Plus       Value     Preferred      Plus

1/1/03   Contract Anniversary $55,000        -        $55,000         $50,000     $52,000     $55,000      $52,500     $54,600
7/1/03    Partial Withdrawal  $60,000   $15,000       $45,000         $37,500     $39,000     $41,250      $40,339     $41,953

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.


                                                                                Advisor and
Purchase Payment Value Death Benefit                                            Preferred             Plus
Partial Withdrawal Amount                                              (a)        $15,000           $15,000
Contract Value Immediately Prior to Partial Withdrawal                 (b)        $60,000           $60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal  (c)        $50,000           $52,000
Withdrawal Adjustment                                             [(a)/(b)]*(c )  $12,500           $13,000
Adjusted Death Benefit                                                            $37,500           $39,000


MAV Death Benefit
Partial Withdrawal Amount                                              (a)        $15,000           $15,000
Contract Value Immediately Prior to Partial Withdrawal                 (b)        $60,000           $60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal  (c)        $55,000           $55,000
Withdrawal Adjustment                                             [(a)/(b)]*(c )  $13,750           $13,750
Adjusted Death Benefit                                                            $41,250           $41,250


Enhanced Beneficiary Protection (Annual Increase) Benefit
Partial Withdrawal Amount                                              (a)         $15,000          $15,000
Contract Value Immediately Prior to Partial Withdrawal                 (b)         $60,000          $60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes
181 days worth of interest on $52,500 and $54,600, respectively)       (c)         $53,786          $55,937
Withdrawal Adjustment                                             [(a)/(b)]*(c )   $13,446          $13,984
Adjusted Death Benefit                                                             $40,339          $41,953

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.